SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expenses
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	8,157,749	5.43	6.32	-
Options granted	1,576,500	1.20
Options forfeited	(1,086,404)	5.49
Options expired	(274,100)	4.92

Options outstanding at end of year	8,373,745	4.65	6.61	1,912

Exercisable at end of year	5,017,329	5.71	5.15	117

Schedule of option activity
	Year ended December 31,
	2023	2022	2021

Research and development expenses	$1,933	$2,158	$1,971
Marketing and business development expenses	(41)	269	215
General and administrative expenses	1,658	1,901	2,090

	$3,550	$4,328	$4,276